Restructuring Charge (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2017
Reduction in workforce, as a percent	60.00%
Restructuring expense	$ 100
Restructuring charges
Balance at the beginning of the period		$ 5
Restructuring charge	50	1,052	$ 676	$ 676
Cash payments		(577)		(625)
Balance at the end of the period	475	475		5
Scenario, Forecast | Minimum
Expected Cost Remaining					$ 200
Scenario, Forecast | Maximum
Expected Cost Remaining					$ 300
Workforce reduction
Restructuring charges
Restructuring charge		458		561
Cash payments		(458)		(561)
Contractual obligations and other termination costs
Restructuring charges
Balance at the beginning of the period		5
Restructuring charge		594		115
Cash payments		(119)		(64)
Balance at the end of the period	$ 475	$ 475		$ 5